UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 10, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     8919


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP        COMMON              12686C109      870    34358 X        SOLE                    34358
CEDAR FAIR L P              COMMON              150185106       35     1746 X        SOLE                     1746
CHARTER COMMUNICATIONS INC  COMMON              16117M305      384     7073 X        SOLE                     7073
CHEMTURA CORP               COMMON              163893209      205    11285 X        SOLE                    11285
CHESAPEAKE LODGING TR       COMMON              165240102      375    22004 X        SOLE                    22004
CIT GROUP INC               COMMON              125581801      216     4878 X        SOLE                     4878
CIT GROUP INC               OPTION              125581901      128      208     X    SOLE                      208
FORTUNE BRANDS INC          COMMON              349631101      225     3535 X        SOLE                     3535
GRIFOLS S A                 COMMON              398438309      935   124517 X        SOLE                   124517
HYPERCOM CORP               COMMON              44913M105      407    41433 X        SOLE                    41433
L-1 IDENTITY SOLUTIONS INC  COMMON              50212A106      851    72408 X        SOLE                    72408
NATIONAL SEMICONDUCTOR CORP COMMON              637640103     2213    89905 X        SOLE                    89905
ROCK-TENN CO                COMMON              772739207      717    10805 X        SOLE                    10805
SANOFI                      COMMON              80105N113      268   111254 X        SOLE                   111254
SOUTHERN UN CO              COMMON              844030106     1080    26888 X        SOLE                    26888
SPDR S&P 500 ETF TR         OPTION              78462F953        9       63     X    SOLE                       63
TEMPLE INLAND INC           OPTION              879868907        1        3     X    SOLE                        3